Financial Risk Factors and Risk Management - Credit Risk Exposure from Master Netting and Similar Arrangements (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Factors and Risk Management
Financial assets, Carrying Amounts	€ 73	€ 60
Financial assets, Nettable Amounts in Case of Insolvency	39	42
Financial assets, Net Amount	34	18
Financial liabilities, Carrying Amounts	(437)	(525)
Financial liabilities, Nettable Amounts in Case of Insolvency	39	42
Financial liabilities, Net Amount	€ (398)	€ (483)